Average Annual Total Returns - FidelitySeriesValueDiscoveryFund-PRO - FidelitySeriesValueDiscoveryFund-PRO - Fidelity Series Value Discovery Fund	Apr. 01, 2023
Fidelity Series Value Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(2.83%)
Past 5 years	8.53%
Past 10 years	10.52%
Fidelity Series Value Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.80%)
Past 5 years	6.85%
Past 10 years	8.81%
Fidelity Series Value Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.28%)
Past 5 years	6.43%
Past 10 years	8.17%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%